OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65.00%	33.00%	57.00%
Germany [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2.00%	13.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22.00%	35.00%	12.00%
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11.00%	28.00%	6.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2.00%	2.00%	12.00%